Notes relating to the consolidated statement of financial position - Share-based payments (Details)			1 Months Ended							12 Months Ended
	Dec. 21, 2018 Y	May 17, 2017 shares	Dec. 31, 2018 EUR (€) EquityInstruments Y	Jun. 30, 2018 EUR (€) Y	Dec. 31, 2017 EUR (€) EquityInstruments Y	Jun. 30, 2017 EUR (€) Y	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EUR (€) Y	May 31, 2016 EUR (€) Y	Dec. 31, 2018 EUR (€) EquityInstruments shares	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expired										0	0	0
Exercised										319,671	203,412	140,292
Forfeited										46,369	2,369	31,174
Number of shares on conversion | shares		1								1
Vesting period										24 months
Exercise price per stock options | €			€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 14.13	€ 11.38	€ 11.47	€ 86.32	€ 21.17	€ 14.13
Outstanding stock options			3,536,651		2,862,216		2,293,636			3,536,651	2,862,216	2,293,636	1,752,926
Time period for beneficiaries to choose contractual term (in days)	60 days
Option life (in years) | Y			10	7.36	10	10	10	10	10
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage										33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage										2.79%
Percentage of stock options granted										67.00%
3.95 | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 3.95							€ 3.95
Outstanding stock options			18,200		36,960		112,738			18,200	36,960	112,738
3.95 | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 3.95							€ 3.95
Outstanding stock options					2,850		3,800				2,850	3,800
3.95 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 3.95							€ 3.95
Outstanding stock options			6,895		15,692		55,746			6,895	15,692	55,746
2.44 - Expiry date 2024 option 1 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 2.44							€ 2.44
Outstanding stock options			294,400		314,593		360,787			294,400	314,593	360,787
2.44 - Expiry date 2024 option 2 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 2.44							€ 2.44
Outstanding stock options			117,733		135,890		169,926			117,733	135,890	169,926
2.44 - Expiry date 2024 option 3 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 2.44							€ 2.44
Outstanding stock options			26,970		83,820		83,820			26,970	83,820	83,820
7.17 | 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 7.17							€ 7.17
Outstanding stock options			407,061		516,100		522,500			407,061	516,100	522,500
11.44 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 11.44							€ 11.44
Outstanding stock options			39,000		39,000		39,000			39,000	39,000	39,000
10.34 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 10.34							€ 10.34
Outstanding stock options			3,000		3,000		3,000			3,000	3,000	3,000
9.47 | 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 9.47							€ 9.47
Outstanding stock options			226,323		235,514		235,733			226,323	235,514	235,733
11.38 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 11.38							€ 11.38
Outstanding stock options			50,415		60,000		60,000			50,415	60,000	60,000
11.47 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 11.47							€ 11.47
Outstanding stock options			257,616		282,310		283,360			257,616	282,310	283,360
14.13 | 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 14.13							€ 14.13
Outstanding stock options			315,102		362,126		363,226			315,102	362,126	363,226
18.41 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 18.41							€ 18.41
Outstanding stock options			114,019		120,536					114,019	120,536
21.17 | 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 21.17							€ 21.17
Outstanding stock options			628,292		653,825					628,292	653,825
80.82 | 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 80.82							€ 80.82
Outstanding stock options			94,600							94,600
80.82 | 2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 80.82							€ 80.82
Outstanding stock options			75,450							75,450
86.32 | 2023/2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options | €			€ 86.32							€ 86.32
Outstanding stock options			861,575							861,575
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | Y	10
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | Y	5